Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000256553 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000256553 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000256553 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000256553 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000256553 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000256553 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000256554 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000256554 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000256554 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000256554 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000256554 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000256554 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000256552 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000256552 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000256552 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000256552 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000256552 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000256552 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000256525 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	8.10%
C000256525 | Alphabet, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	7.20%
C000256525 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	6.40%
C000256525 | Eli Lilly & Co._
Holdings [Line Items]
Percent of Total Investments	4.70%
C000256525 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	4.20%
C000256525 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	3.70%
C000256525 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	3.70%
C000256525 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	3.60%
C000256525 | GE Vernova, Inc._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000256525 | Advanced Micro Devices, Inc._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000256525 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000256525 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000256525 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000256525 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000256525 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000256525 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000256525 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000256525 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000256525 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000256524 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	8.10%
C000256524 | Alphabet, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	7.20%
C000256524 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	6.40%
C000256524 | Eli Lilly & Co._
Holdings [Line Items]
Percent of Total Investments	4.70%
C000256524 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	4.20%
C000256524 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	3.70%
C000256524 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	3.70%
C000256524 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	3.60%
C000256524 | GE Vernova, Inc._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000256524 | Advanced Micro Devices, Inc._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000256524 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000256524 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000256524 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000256524 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000256524 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000256524 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000256524 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000256524 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000256524 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000256526 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	8.10%
C000256526 | Alphabet, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	7.20%
C000256526 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	6.40%
C000256526 | Eli Lilly & Co._
Holdings [Line Items]
Percent of Total Investments	4.70%
C000256526 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	4.20%
C000256526 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	3.70%
C000256526 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	3.70%
C000256526 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	3.60%
C000256526 | GE Vernova, Inc._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000256526 | Advanced Micro Devices, Inc._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000256526 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000256526 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000256526 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000256526 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000256526 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000256526 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000256526 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000256526 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000256526 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000256523 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	8.10%
C000256523 | Alphabet, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	7.20%
C000256523 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	6.40%
C000256523 | Eli Lilly & Co._
Holdings [Line Items]
Percent of Total Investments	4.70%
C000256523 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	4.20%
C000256523 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	3.70%
C000256523 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	3.70%
C000256523 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	3.60%
C000256523 | GE Vernova, Inc._
Holdings [Line Items]
Percent of Total Investments	3.00%
C000256523 | Advanced Micro Devices, Inc._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000256523 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000256523 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000256523 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000256523 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000256523 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000256523 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000256523 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000256523 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000256523 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000256530 | Bank of America Corp._
Holdings [Line Items]
Percent of Total Investments	4.30%
C000256530 | Exxon Mobil Corp._
Holdings [Line Items]
Percent of Total Investments	3.90%
C000256530 | JPMorgan Chase & Co._
Holdings [Line Items]
Percent of Total Investments	3.80%
C000256530 | State Street Corp._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000256530 | Johnson & Johnson_
Holdings [Line Items]
Percent of Total Investments	3.20%
C000256530 | Comcast Corp._Class A
Holdings [Line Items]
Percent of Total Investments	2.80%
C000256530 | 3M Co._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000256530 | Cisco Systems, Inc._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000256530 | ConocoPhillips Co._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000256530 | The Walt Disney Co._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000256530 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000256530 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000256530 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000256530 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000256530 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000256530 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000256530 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000256530 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000256530 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000256530 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000256529 | Bank of America Corp._
Holdings [Line Items]
Percent of Total Investments	4.30%
C000256529 | Exxon Mobil Corp._
Holdings [Line Items]
Percent of Total Investments	3.90%
C000256529 | JPMorgan Chase & Co._
Holdings [Line Items]
Percent of Total Investments	3.80%
C000256529 | State Street Corp._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000256529 | Johnson & Johnson_
Holdings [Line Items]
Percent of Total Investments	3.20%
C000256529 | Comcast Corp._Class A
Holdings [Line Items]
Percent of Total Investments	2.80%
C000256529 | 3M Co._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000256529 | Cisco Systems, Inc._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000256529 | ConocoPhillips Co._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000256529 | The Walt Disney Co._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000256529 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000256529 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000256529 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000256529 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000256529 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000256529 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000256529 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000256529 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000256529 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000256529 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000256527 | Bank of America Corp._
Holdings [Line Items]
Percent of Total Investments	4.30%
C000256527 | Exxon Mobil Corp._
Holdings [Line Items]
Percent of Total Investments	3.90%
C000256527 | JPMorgan Chase & Co._
Holdings [Line Items]
Percent of Total Investments	3.80%
C000256527 | State Street Corp._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000256527 | Johnson & Johnson_
Holdings [Line Items]
Percent of Total Investments	3.20%
C000256527 | Comcast Corp._Class A
Holdings [Line Items]
Percent of Total Investments	2.80%
C000256527 | 3M Co._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000256527 | Cisco Systems, Inc._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000256527 | ConocoPhillips Co._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000256527 | The Walt Disney Co._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000256527 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000256527 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000256527 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000256527 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000256527 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000256527 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000256527 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000256527 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000256527 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000256527 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000256528 | Bank of America Corp._
Holdings [Line Items]
Percent of Total Investments	4.30%
C000256528 | Exxon Mobil Corp._
Holdings [Line Items]
Percent of Total Investments	3.90%
C000256528 | JPMorgan Chase & Co._
Holdings [Line Items]
Percent of Total Investments	3.80%
C000256528 | State Street Corp._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000256528 | Johnson & Johnson_
Holdings [Line Items]
Percent of Total Investments	3.20%
C000256528 | Comcast Corp._Class A
Holdings [Line Items]
Percent of Total Investments	2.80%
C000256528 | 3M Co._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000256528 | Cisco Systems, Inc._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000256528 | ConocoPhillips Co._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000256528 | The Walt Disney Co._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000256528 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000256528 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000256528 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000256528 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000256528 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000256528 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000256528 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000256528 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000256528 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000256528 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000256625 | Country_Other
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000256625 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000256625 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000256625 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000256625 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000256625 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000256625 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000256625 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000256625 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000256625 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000256625 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000256625 | United States
Holdings [Line Items]
Percent of Net Asset Value	54.70%
C000256625 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000256625 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000256625 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000256626 | Country_Other
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000256626 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000256626 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000256626 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000256626 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000256626 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000256626 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000256626 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000256626 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000256626 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000256626 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000256626 | United States
Holdings [Line Items]
Percent of Net Asset Value	54.70%
C000256626 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000256626 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000256626 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000256627 | Country_Other
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000256627 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000256627 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000256627 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000256627 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000256627 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000256627 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000256627 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000256627 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000256627 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000256627 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000256627 | United States
Holdings [Line Items]
Percent of Net Asset Value	54.70%
C000256627 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000256627 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000256627 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000256624 | Country_Other
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000256624 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000256624 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000256624 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000256624 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000256624 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000256624 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000256624 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000256624 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000256624 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000256624 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000256624 | United States
Holdings [Line Items]
Percent of Net Asset Value	54.70%
C000256624 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000256624 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000256624 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000256546 | Facilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000256546 | Housing
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000256546 | Medical
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000256546 | Multifamily Housing
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000256546 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000256546 | Development
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000256546 | General
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000256546 | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000256546 | Tobacco Settlement
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000256546 | Education
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000256547 | Facilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000256547 | Housing
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000256547 | Medical
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000256547 | Multifamily Housing
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000256547 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000256547 | Development
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000256547 | General
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000256547 | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000256547 | Tobacco Settlement
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000256547 | Education
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000256545 | Facilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000256545 | Housing
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000256545 | Medical
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000256545 | Multifamily Housing
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000256545 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000256545 | Development
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000256545 | General
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000256545 | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000256545 | Tobacco Settlement
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000256545 | Education
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000256532 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000256532 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000256532 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000256532 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000256532 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000256532 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000256532 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000256532 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000256533 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000256533 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000256533 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000256533 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000256533 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000256533 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000256533 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000256533 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000256534 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000256534 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000256534 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000256534 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000256534 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000256534 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000256534 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000256534 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000256531 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000256531 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000256531 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000256531 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000256531 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000256531 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000256531 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000256531 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	3.10%